INVESTMENT (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Investments, All Other Investments [Abstract]
Investment in Vivi Holdings, Inc.	$ 1,019,961	$ 1,019,961
Impairment provision	(1,019,960)
Total	$ 1	$ 1,019,961